Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 1,337,991	$ 1,280,986	$ 1,344,777
Cost of sales	493,338	454,328	479,570
Gross profit	844,653	826,658	865,207
Operating expenses:
Research and development	176,135	146,830	163,666
Sales and marketing	401,352	359,598	376,141
General and administrative, integration and other	129,248	102,066	126,637
Acquisition-related intangible amortization	39,091	38,666	37,070
Total operating expenses	745,826	647,160	703,514
Income from operations	98,827	179,498	161,693
Other income (expense):
Interest income	6,776	4,753	3,964
Interest expense	(39,022)	(37,396)	(39,330)
Other expense, net	(9,673)	(10,552)	(6,938)
Total other expense, net	(41,919)	(43,195)	(42,304)
Income before income taxes	56,908	136,303	119,389
Income taxes	(23,395)	6,401	2,456
Net income	80,303	129,902	116,933
Net (loss) income attributable to noncontrolling interest	(101)	(246)	568
Net income attributable to the owners of QIAGEN N.V.	$ 80,404	$ 130,148	$ 116,365
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.34	$ 0.56	$ 0.50
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.34	$ 0.55	$ 0.48
Weighted-average common shares outstanding
Basic (shares)	234,800	233,483	232,644
Diluted (shares)	238,993	238,647	242,806